Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Operating Assets and Liabilities
Summary of depreciation expense

	Year Ended December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	—	2	224
General and administrative costs	1	2	3
Total	1	4	227

Summary of prepaid expenses

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Insurance	286	313
Other	6	27
Total	292	340

Summary of other receivables

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	94	265
Other receivables	1	1
Total	95	266

Summary of accrued liabilities

	December 31,
	2019	2018
	USD ‘000	USD ‘000
Professional advisors	294	318
Other	220	304
Total	514	622